Pension And Other Postretirement Employee Benefits (OPEB) Plans (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Benefit Costs
Pension and OPEB Costs

	Year Ended December 31,
	2015	2014	2013
Pension costs	$18	$13	$26
OPEB costs	3	27	39
Total benefit costs	21	40	65
Less amounts expensed by Oncor (and not consolidated)	(2)	(13)	(25)
Less amounts deferred principally as a regulatory asset or property by Oncor	(8)	(15)	(25)
Net amounts recognized as expense by EFH Corp. and consolidated subsidiaries	$11	$12	$15

Schedule of Assumptions Used
Expected Long-Term Rate of Return on Assets Assumption

The Retirement Plan strategic asset allocation is determined in conjunction with the plan's advisors and utilizes a comprehensive Asset-Liability modeling approach to evaluate potential long-term outcomes of various investment strategies. The study incorporates long-term rate of return assumptions for each asset class based on historical and future expected asset class returns, current market conditions, rate of inflation, current prospects for economic growth, and taking into account the diversification benefits of investing in multiple asset classes and potential benefits of employing active investment management.

Retirement Plan
Asset Class:	Expected Long-Term Rate of Return
US equity securities	6.6%
International equity securities	7.5%
Fixed income securities	4.5%
Weighted average	5.6%

Schedule of Expected Benefit Payments
Estimated future benefit payments to beneficiaries, including amounts related to nonqualified plans, are as follows:

	2016	2017	2018	2019	2020	2021-25
Pension benefits	$14	$14	$15	$17	$19	$109
OPEB	$8	$8	$8	$8	$9	$44

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures

	Year Ended December 31,
	2015	2014
Change in Pension Obligation:
Projected benefit obligation at beginning of year	$331	$272
Service cost	7	7
Interest cost	14	14
Actuarial (gain) loss	(19)	45
Benefits paid	(11)	(7)
Projected benefit obligation at end of year	$322	$331
Accumulated benefit obligation at end of year	$303	$307
Change in Plan Assets:
Fair value of assets at beginning of year	$230	$126
Actual return on assets	(8)	26
Employer contributions	68	85
Benefits paid	(11)	(7)
Fair value of assets at end of year	$279	$230
Funded Status:
Projected pension benefit obligation	$(322)	$(331)
Fair value of assets	279	230
Funded status at end of year (a)	$(43)	$(101)
Amounts Recognized in the Balance Sheet Consist of:
Other current liabilities	(1)	(1)
Liabilities subject to compromise	(20)	(23)
Other noncurrent liabilities	(22)	(77)
Net liability recognized	$(43)	$(101)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net loss	$17	$17
Amounts Recognized by Oncor as Regulatory Assets Consist of:
Net loss	$49	$56
Net amount recognized	$49	$56
___________

(a)	Amounts in 2015 and 2014 include zero and $47 million, respectively, for which Oncor is contractually responsible and which are expected to be recovered in Oncor's rates. See Note 19.

The following information is based on December 31, 2015, 2014 and 2013 measurement dates:

	Year Ended December 31,
	2015	2014	2013
Assumptions Used to Determine Net Periodic Pension Cost:
Discount rate	4.19%	5.07%	4.30%
Expected return on plan assets	5.38%	6.17%	5.40%
Rate of compensation increase	3.50%	3.50%	3.50%
Components of Net Pension Cost:
Service cost	$7	$7	$8
Interest cost	14	14	12
Expected return on assets	(12)	(12)	(7)
Amortization of net actuarial loss	9	4	8
Effect of pension plan actions	—	—	5
Net periodic pension cost	$18	$13	$26
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net loss	$1	$15	$5
Amortization of net loss	(1)	—	—
Effect of pension plan actions	—	—	(4)
Total loss (income) recognized in other comprehensive income	$—	$15	$1
Total recognized in net periodic benefit cost and other comprehensive income	$18	$28	$27
Assumptions Used to Determine Benefit Obligations:
Discount rate	5.64%	4.19%	5.07%
Rate of compensation increase	3.50%	3.50%	3.50%

At December 31, 2015 and 2014, pension plan assets measured at fair value on a recurring basis consisted of the following:

	December 31, (a)
Asset Category:	2015	2014
Interest-bearing cash	$64	$21
Equity securities:
US	26	25
International	20	20
Fixed income securities:
Corporate bonds (b)	116	127
US Treasuries	40	19
Other (c)	13	18
Total assets	$279	$230
___________

(a)	All amounts are based on Level 2 valuations. See Note 16.

(b)	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.

(c)	Other consists primarily of municipal bonds.

Schedule of Accumulated and Projected Benefit Obligations
The following table provides information regarding pension plans with projected benefit obligation (PBO) and accumulated benefit obligation (ABO) in excess of the fair value of plan assets.

	December 31,
	2015	2014
Pension Plans with PBO and ABO in Excess Of Plan Assets:
Projected benefit obligations	$322	$331
Accumulated benefit obligation	$303	$307
Plan assets	$279	$230

Schedule of Allocation of Plan Assets	The target asset allocation ranges of pension plan investments by asset category are as follows:

Asset Category:	Target Allocation Ranges
Fixed income	74%	-	86%
US equities	8%	-	14%
International equities	6%	-	12%

OPEB [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
At December 31, 2015 and 2014, the EFH OPEB plan had no plan assets as the existing assets were transferred to the Oncor OPEB plan as part of the separation discussed above.

The following OPEB information is based on December 31, 2015, 2014 and 2013 measurement dates (includes amounts related to Oncor):

	Year Ended December 31,
	2015	2014	2013
Assumptions Used to Determine Net Periodic Benefit Cost:
Discount rate (EFH Corp. Plan)	3.81%	4.98%	4.10%
Discount rate (Oncor Plan)	4.23%	4.98%	N/A
Expected return on plan assets (a)	N/A	7.05%	6.70%
Components of Net Postretirement Benefit Cost:
Service cost	$4	$8	$11
Interest cost	6	28	41
Expected return on assets	—	(6)	(12)
Amortization of prior service cost/(credit)	(11)	(21)	(31)
Amortization of net actuarial loss	4	18	30
Net periodic OPEB cost	$3	$27	$39
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	$(18)	$12	$4
Amortization of net gain	(5)	(5)	(3)
Amortization of prior service credit	11	11	11
Total loss recognized in other comprehensive income	$(12)	$18	$12
Total recognized in net periodic benefit cost and other comprehensive income	$(9)	$45	$51
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate (EFH Corp. Plan)	4.13%	3.81%	4.98%
Discount rate (Oncor Plan)	4.60%	4.23%	N/A
___________

(a)	At December 31, 2015 and 2014, the EFH OPEB plan had no plan assets as the existing assets were transferred to the Oncor OPEB plan as part of the separation discussed above.

	Year Ended December 31,
	2015	2014
Change in Postretirement Benefit Obligation:
Benefit obligation at beginning of year	$139	$1,049
Service cost	4	8
Interest cost	6	28
Participant contributions	3	10
Actuarial (gain) loss	(19)	84
Benefits paid	(11)	(40)
Transfers to new plan sponsored by Oncor	—	(1,000)
Benefit obligation at end of year	$122	$139
Change in Plan Assets:
Fair value of assets at beginning of year	$—	$179
Actual return on assets	—	11
Employer contributions	8	16
Participant contributions	3	10
Benefits paid	(11)	(40)
Transfers to new plan sponsored by Oncor	—	(176)
Fair value of assets at end of year	$—	$—
Funded Status:
Benefit obligation	$(122)	$(139)
Funded status at end of year	$(122)	$(139)
Amounts Recognized on the Balance Sheet Consist of:
Other current liabilities	$(8)	$(8)
Other noncurrent liabilities	(114)	(131)
Net liability recognized	$(122)	$(139)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Prior service credit	$(31)	$(43)
Net loss	18	41
Net amount recognized	$(13)	$(2)

Schedule of Health Care Cost Trend Rates
The following tables provide information regarding the assumed health care cost trend rates.

	December 31,
	2015	2014
Assumed Health Care Cost Trend Rates-Not Medicare Eligible:
Health care cost trend rate assumed for next year	6.00%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2024	2022
Assumed Health Care Cost Trend Rates-Medicare Eligible:
Health care cost trend rate assumed for next year	5.80%	6.50%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2024	2022

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

	1-Percentage Point Increase	1-Percentage Point Decrease
Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$(5)	$4
Effect on postretirement benefits cost	$—	$—